Inventory (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) emissionCredit	Dec. 31, 2019 CAD ($) emissionCredit
Disclosure of inventories [Abstract]
Inventory write-down | $	$ 37
Additions to emission credits | emissionCredit	1,434,761	388,155
Purchased emission credits | $	$ 38	$ 4
Inventory, emission credits | emissionCredit	502,653	411,115